Stockholders equity and dividend payment	9 Months Ended
Sep. 30, 2019
Stockholders equity and dividend payment [Abstract]
Stockholders equity and dividend payment
Note 7 - Stockholders equity and dividend payment

Stockholders equity

	Common stock	Preferred stock
Issued at September 30, 2019	142,418,941	-
Shares to be issued assuming conversion of convertible notes due 2019*	6,789,844
Shares to be issued assuming conversion of convertible notes due 2021*	30,824,087
Numbers of shares authorized for issue at September 30, 2019	250,000,000	1,000,000
Par value	$ 0.01	$ 0.01
 *assuming the maximum Fundamental Change conversion rate.
Common stock:
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Preferred stock:
In the first quarter 2017, the board established two series of preferred stock: Series C Preferred Stock and Series D Preferred Stock, the terms of which are detailed in Current Reports on Form 6-K dated January 30, 2017 and March 24, 2017, respectively.  As of September 30, 2019, no shares of Series C Preferred Stock or Series D Preferred Stock were outstanding.   Terms and rights of any other preferred shares will be established by the board when or if such shares would be issued.

Stock repurchase
The Company did not make any share repurchases during Q3 2019. In March 2019, the Company purchased 725,298 of its own shares in the open market for an aggregate consideration of $3.2 million, at an average price of $4.47 per share.

Dividend payment

Dividend payment as of September 30, 2019:

Payment date	Total Payment	Per common share
August 29, 2019	$2.8 million	$0.02
May 28, 2019	$11.4 million	$0.08
February 26, 2019	$7.1 million	$0.05
Total payment as per September 30, 2019	$21.3 million	$0.15

Dividend payment as of December 31, 2018:

Payment date	Total Payment	Per common share
November 23, 2018	$2.9 million	$0.02
August 31, 2018	$2.9 million	$0.02
May 30, 2018	$2.9 million	$0.02
February 28, 2018	$2.9 million	$0.02
Total payment as per December 31, 2018	$11.5 million	$0.08